Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of basic and diluted loss per ordinary share

	2022	2021
Numerator:
Net loss attributable to common stockholders	$(7,145,320)	$(5,977,407)
Denominator:
Weighted-average common shares outstanding	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic and diluted	$(0.71)	$(1.51)

CIK0001848000_LAKESHORE ACQUISITION I CORP
Schedule of basic and diluted loss per ordinary share

				For The
				Period From
				January 6,
	For The	For The	For The	2021
	Three Months	Nine months	Three Months	(Inception)
	Ended	Ended	Ended	To
	September 30,	September 30,	September 30,	September 30,
	2022	2022	2021	2021
Net income (loss)	$60,305	$(89,597)	$(100,594)	$(157,152)
Accretion of temporary equity to initial redemption value (1)	(357,610)	(357,610)	—	(4,198,476)
Interest earned from trust account	(207,698)	(287,029)	(705)	(811)
Net loss including accretion of temporary equity to redemption value	$(505,003)	$(734,236)	$(101,299)	$(4,356,439)

	For The Three Months		For The Nine months		For The Three Months		For The Period From
	Ended		Ended		Ended		January 6, 2021 (Inception) To
	September 30, 2022		September 30, 2022		September 30, 2021		September 30, 2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	shares	shares	shares	shares	shares	shares	shares	shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(381,194)	$(123,809)	$(562,019)	$(172,217)	$(78,050)	$(23,249)	$(2,662,738)	$(1,693,701)
Accretion of temporary equity to initial redemption value (1)	357,610	—	357,610	—	—	—	4,198,476	—
Interest earned from trust account	207,698	—	287,029	—	705	—	811	—
Allocation of net income/(loss)	$184,114	$(123,809)	$82,620	$(172,217)	$77,345	$(23,249)	$1,536,549	$(1,693,701)

Denominators:
Weighted-average shares outstanding (2)	5,013,762	1,628,425	5,314,261	1,628,425	5,467,000	1,628,425	2,180,466	1,386,942
Basic and diluted net income/(loss) per share	$0.04	$(0.08)	$0.02	$(0.11)	$(0.01)	$(0.01)	$0.70	$(1.22)
(1)

Based on IPO prospectus of the Company, redemption price was initially $10.00 per share, plus any pro rata interest earned on the fund held in the trust account less amount necessary to pay the Company’s taxes. An aggregate of $4,198,476 was accreted to the redemption value of public shares at the closing of the IPO. Based on the terms of the amended and restated memorandum and articles of association amended on September 7, 2022, an aggregate of $357,610 was accreted to the redemption value of 2,860,883 non-redeeming public shares at $0.125 per share.

(2)	During January 6, 2021 (Inception) through June 27, 2021, an aggregate of 187,500 shares of non-redeemable founder shares were subject to forfeiture if the underwriters did not exercise over-allotment option. In connection with the closing of the underwriters’ partial exercise of their over-allotment option on June 28, 2021, 116,750 founder shares were no longer subject to forfeiture. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture.
These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture.

For The Period From
January 6, 2021
(Inception) To December 31,
2021
Net loss	$(299,625)
Accretion of temporary equity to redemption value	(4,198,476)
Net loss including accretion of temporary equity to redemption value	$(4,498,101)

	For The Period From January 6, 2021 (Inception) To December 31,
	2021
	Redeemable shares	Non-redeemable shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(3,040,019)	$(1,458,082)
Accretion of temporary equity to redemption value	4,198,476	—
Allocation of net income/(loss)	$1,158,457	$(1,458,082)

Denominators:
Weighted-average shares outstanding	3,020,358	1,448,654
Basic and diluted net income/(loss) per share	$0.38	$(1.01)